Marketable Securities - Current - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 19,939	$ 8,621	$ 1,739
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	3	9,400
Realized gains from disposal of marketable securities	$ 14,100	$ 8,800	$ 754